Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current
Canadian	$ 115	$ 73	$ (61)
Foreign	163	138	49
Current income tax, Total	278	211	(12)
Deferred
Canadian	7	11	27
Foreign	(83)	(28)	(39)
Deferred income tax, Total	(76)	(17)	(12)
Income tax provision, Total	$ 202	$ 194	$ (24)